Other Operating Expenses (Income) by nature	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Operating Expenses (Income) by nature	Other Operating Expenses (Income) by nature

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Other operating expenses (income) by nature
Employees and directors benefit expenses (a)	4,603	3,079
Professional fees	1,691	1,736
Rent, insurance and office expenses	866	337
Investors relations and promotional expenses	771	154
Public company expenses	522	116
Other expenses	55	28
Change in fair value of Gold Prepay Loan	690	(5,454)
Share of income of associate	(373)	—
Listing expenses	—	23,492
	8,825	23,488

(a) Employee benefit expenses comprise the following:
Salaries and wages	2,236	337
Share-based compensation	2,367	2,742
	4,603	3,079